Other Non-current Assets - Summary of Other Non-current Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Assets, Noncurrent [Abstract]
Finance lease receivables, non-current portion, net	¥ 205,118
Deposits	120,354	¥ 151,914
Prepayments for purchase of property and equipment	118,945	47,258
Non-current portion of prepayments for advertising and technical support services	87,656
Goodwill	34,106
Others	9,971	2,099
Total	¥ 576,150	¥ 201,271